LONG-TERM INVESTMENT (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Revenues	$ 56,103,853	$ 37,809,465	$ 29,055,306
Gross profit	24,501,421	13,565,238	11,020,888
Income from operations	9,464,543	1,634,909	6,283,061
P S M Z J K [Member]
Restructuring Cost and Reserve [Line Items]
Revenues	36,405,486	27,436,334	23,274,566
Gross profit	10,722,532	7,511,372	7,096,898
Income from operations	9,215,431	7,106,210	6,277,084
Net income	$ 6,957,928	$ 5,374,454	$ 4,766,325